Warrants (Details 1) - Fair Value, Inputs, Level 2 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants [Line Items]
Beginning balance	$ 1,499,362	$ 162,736	$ 553,060
Warrants issued to HLI		1,889,269
Warrants redeemed		(25,026)
Fair value change of the issued warrants included in earnings	229,749	(527,617)	(390,324)
Ending balance	$ 1,729,111	$ 1,499,362	$ 162,736